UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22730

JNL Strategic Income Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Daniel W. Koors

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of Reporting Period: January 1, 2018 – March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
JNL/PPM America Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.9%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	224	230
Series 2013-A-2, 4.95%, 01/15/23	35	36
Series 2016-AA-2, 3.20%, 06/15/28	172	164
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	338	334
AmeriCredit Automobile Receivables Trust
Series 2016-A2A-4, 1.34%, 04/08/20	75	75
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	99	98
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	82	81
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	90	90
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (b) (c)	270	269
Chesapeake Funding II LLC
Series 2017-A1-3A, 1.91%, 01/15/21 (a)	372	369
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	146	145
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-2, 4.00%, 10/29/24	111	112
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (b) (c) (d)	134	133
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (a)	100	100
Series 2017-A3-2, 2.19%, 10/24/22 (a)	155	153
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	100	100
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (a)	225	224
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (b) (c)	125	124
Series 2018-A4-1, 2.83%, 06/17/24 (a)	100	99
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	392	393
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (a)	220	217
Mercedes-Benz Auto Lease Trust
Series 2016-A2-B, 1.15%, 01/15/19	39	39
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34 (a)	198	193
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (d)	125	124
Westlake Automobile Receivables Trust
Series 2016-A2-3A, 1.42%, 10/15/19 (a)	64	64
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,012)		3,966
CORPORATE BONDS AND NOTES 72.3%
Consumer Discretionary 11.9%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (a)	148	141
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	93	92
Amazon.com Inc.
3.15%, 08/22/27 (a)	125	121
3.88%, 08/22/37 (a)	51	51
4.05%, 08/22/47 (a)	88	88
AMC Entertainment Holdings Inc.
6.13%, 05/15/27	43	42
AMC Entertainment Inc.
5.75%, 06/15/25	40	39
American Axle & Manufacturing Inc.
6.50%, 04/01/27	115	115
American Greetings Corp.
7.88%, 02/15/25 (a)	63	64
Beazer Homes USA Inc.
5.75%, 06/15/19	42	43
8.75%, 03/15/22	53	57
Boyd Gaming Corp.
6.88%, 05/15/23	86	91
Boyne USA Inc.
7.25%, 05/01/25 (b) (c)	250	256
	Shares/Par[1]	Value ($)
CBS Radio Inc.
7.25%, 11/01/24 (b) (c)	72	73
CCO Holdings LLC
5.13%, 05/01/27 (a)	455	431
5.88%, 05/01/27 (b) (c)	125	124
Charter Communications Operating LLC
6.38%, 10/23/35	126	140
Comcast Corp.
3.38%, 08/15/25	68	66
3.40%, 07/15/46	75	65
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (a)	66	63
DISH DBS Corp.
5.00%, 03/15/23	237	214
7.75%, 07/01/26	83	78
Ford Motor Co.
5.29%, 12/08/46	53	52
Gibson Brands Inc.
8.88%, 08/01/18 (a)	128	102
GLP Capital LP
5.38%, 04/15/26	51	52
Golden Nugget Inc.
6.75%, 10/15/24 (a)	205	206
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	188	182
Hilton Worldwide Finance LLC
4.88%, 04/01/27	60	59
Home Depot Inc.
2.13%, 09/15/26	146	132
iHeartCommunications Inc.
0.00%, 03/01/21 (e) (f)	229	180
KB Home
4.75%, 05/15/19	106	107
7.50%, 09/15/22	104	114
KFC Holding Co.
4.75%, 06/01/27 (a)	124	119
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	42	43
4.88%, 11/01/24 (a)	87	85
5.63%, 03/15/26 (a)	40	40
Mattamy Group Corp.
6.50%, 10/01/25 (a)	15	15
MGM Resorts International
6.75%, 10/01/20	417	443
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a)	161	160
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (g)	318	330
Nemak SAB de CV
4.75%, 01/23/25 (a)	191	189
Netflix Inc.
4.38%, 11/15/26	94	89
3.63%, 05/15/27, EUR (a)	114	138
New Cotai LLC
10.63%, 05/01/19 (a) (h)	111	109
Newell Rubbermaid Inc.
3.85%, 04/01/23 (i)	78	78
Numericable - SFR SA
7.38%, 05/01/26 (a)	68	65
Numericable Group SA
5.38%, 05/15/22, EUR	156	195
Schaeffler Holding Finance BV
3.50%, 05/15/22, EUR (a)	222	276
Scientific Games International Inc.
5.00%, 10/15/25 (a)	258	252
Sinclair Television Group Inc.
5.88%, 03/15/26 (a)	94	93
Sirius XM Radio Inc.
6.00%, 07/15/24 (b) (c)	153	158
Target Corp.
3.90%, 11/15/47	117	111
Tenneco Inc.
5.38%, 12/15/24	45	46

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	130	123
		6,797
Consumer Staples 4.0%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	94	86
BAT Capital Corp.
3.56%, 08/15/27 (a)	79	76
4.39%, 08/15/37 (a)	271	269
4.54%, 08/15/47 (a)	83	82
Cott Holdings Inc.
5.50%, 04/01/25 (a)	99	98
CVS Health Corp.
4.30%, 03/25/28	500	503
4.78%, 03/25/38	118	119
5.05%, 03/25/48	179	188
Hearthside Group Holdings LLC
6.50%, 05/01/22 (a)	67	67
High Ridge Brands Co.
8.88%, 03/15/25 (b) (c)	46	41
JBS Investments GmbH
7.25%, 04/03/24 (b)	143	142
JBS USA Lux SA
6.75%, 02/15/28 (a)	101	97
Kraft Heinz Foods Co.
3.95%, 07/15/25	55	55
5.00%, 07/15/35	60	62
Post Holdings Inc.
5.00%, 08/15/26 (a)	128	121
5.63%, 01/15/28	128	122
Reynolds American Inc.
4.45%, 06/12/25	81	83
5.70%, 08/15/35	53	60
		2,271
Energy 9.8%
Alta Mesa Holdings LP
7.88%, 12/15/24	156	163
Andeavor Corp.
3.80%, 04/01/28	30	29
4.50%, 04/01/48	35	33
Andeavor Logistics LP
3.50%, 12/01/22	45	44
4.25%, 12/01/27	40	39
5.20%, 12/01/47	44	43
Antero Resources Corp.
5.13%, 12/01/22	33	33
Calumet Specialty Products Partners LP
11.50%, 01/15/21 (a)	195	218
Carrizo Oil & Gas Inc.
8.25%, 07/15/25	50	53
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	82	86
5.13%, 06/30/27	199	198
Chesapeake Energy Corp.
8.00%, 12/15/22 (a)	36	38
CITGO Holding Inc.
10.75%, 02/15/20 (a)	94	100
Columbia Pipeline Group Inc.
3.30%, 06/01/20	117	117
4.50%, 06/01/25	42	43
5.80%, 06/01/45	42	49
Continental Resources Inc.
4.50%, 04/15/23	123	125
4.38%, 01/15/28 (a)	108	105
CrownRock LP
5.63%, 10/15/25 (a)	75	74
Denbury Resources Inc.
9.25%, 03/31/22 (a)	112	114
5.00%, 12/15/23 (a) (j)	93	84
Diamondback Energy Inc.
5.38%, 05/31/25	184	187
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	19	19
5.75%, 01/30/28 (a)	19	19
	Shares/Par[1]	Value ($)
Energy Transfer Equity LP
4.25%, 03/15/23	155	150
5.50%, 06/01/27	50	50
Energy Transfer Partners LP
6.13%, 12/15/45	27	28
EP Energy LLC
8.00%, 11/29/24 (a)	83	84
8.00%, 02/15/25 (a)	234	156
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (b) (c)	76	80
Jones Energy Holdings LLC
9.25%, 03/15/23 (a)	540	514
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	50	48
MEG Energy Corp.
6.50%, 01/15/25 (a)	27	26
MPLX LP
4.00%, 03/15/28	142	140
4.50%, 04/15/38	83	82
5.20%, 03/01/47	63	66
Nabors Industries Inc.
5.50%, 01/15/23	26	25
5.75%, 02/01/25 (a)	125	118
ONEOK Inc.
7.50%, 09/01/23	81	95
Parsley Energy LLC
5.25%, 08/15/25 (a)	106	105
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (a)	54	52
PDC Energy Inc.
5.75%, 05/15/26 (a)	63	62
Petroleos Mexicanos
6.50%, 03/13/27	156	167
QEP Resources Inc.
5.63%, 03/01/26	81	77
Regency Energy Partners LP
5.88%, 03/01/22	122	130
5.00%, 10/01/22	63	66
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	104	112
5.63%, 03/01/25	13	14
5.88%, 06/30/26	179	196
5.00%, 03/15/27	108	112
Spectra Energy Partners LP
3.50%, 03/15/25	66	64
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (g)	250	255
Transocean Inc.
9.00%, 07/15/23 (a)	125	133
7.50%, 01/15/26 (a)	39	38
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	145	148
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	27	25
USA Compression Partners LP
6.88%, 04/01/26 (a)	95	96
Weatherford International Ltd.
9.88%, 02/15/24	47	43
Whiting Petroleum Corp.
6.63%, 01/15/26 (a)	51	51
		5,621
Financials 19.4%
Acrisure LLC
7.00%, 11/15/25 (a)	128	123
AIG SunAmerica Global Financing X
6.90%, 03/15/32 (b) (c)	150	194
Ally Financial Inc.
5.75%, 11/20/25	142	146
American International Group Inc.
4.20%, 04/01/28	59	60
4.75%, 04/01/48	77	79
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	294	292
4.90%, 02/01/46	237	255

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Antero Resources Finance Corp.
5.38%, 11/01/21	176	179
Athene Global Funding
4.00%, 01/25/22 (a)	430	435
3.00%, 07/01/22 (a)	589	573
Athene Holding Ltd.
4.13%, 01/12/28	167	160
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (g)	250	252
6.25%, (callable at 100 beginning 09/05/24) (g)	86	91
6.30%, (callable at 100 beginning 03/10/26) (g)	55	59
6.50%, (callable at 100 beginning 10/23/24) (g)	65	70
3.55%, 03/05/24	167	168
4.00%, 01/22/25	193	193
4.25%, 10/22/26	111	112
3.25%, 10/21/27	57	54
3.82%, 01/20/28 (d)	124	123
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (g) (j)	167	234
8.25%, (callable at 100 beginning 12/15/18) (g) (j)	188	195
BNP Paribas SA
3.38%, 01/09/25 (a)	164	159
Capital One Financial Corp.
3.30%, 10/30/24	125	121
3.75%, 03/09/27	107	104
3.80%, 01/31/28	147	142
CIT Group Inc.
5.25%, 03/07/25	47	48
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (g)	290	299
4.45%, 09/29/27	375	380
Credit Suisse AG
6.50%, 08/08/23 (a)	310	337
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (g)	204	221
3.87%, 01/12/29 (a)	17	16
DAE Funding LLC
4.00%, 08/01/20 (a)	157	153
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	49	50
7.13%, 06/15/24 (a)	38	41
6.02%, 06/15/26 (a)	76	82
8.35%, 07/15/46 (b) (c)	189	240
Eagle Holding Co. II LLC
8.38%, 05/15/22 (a) (h)	40	40
Enstar Group Ltd.
4.50%, 03/10/22	240	241
Five Corners Funding Trust
4.42%, 11/15/23 (a)	300	313
General Electric Capital Corp.
6.75%, 03/15/32	83	103
Glencore Funding LLC
3.00%, 10/27/22 (a)	61	59
3.88%, 10/27/27 (a)	99	95
Goldman Sachs Group Inc.
2.35%, 11/15/21	31	30
3.00%, 04/26/22	80	79
2.91%, 07/24/23	42	41
4.25%, 10/21/25	182	183
6.75%, 10/01/37	94	118
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (g) (j)	229	241
4.38%, 11/23/26	56	56
Icahn Enterprises LP
6.25%, 02/01/22	146	149
6.75%, 02/01/24	52	53
6.38%, 12/15/25	249	250
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a)	100	94
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	146	150
2.95%, 10/01/26	184	173
3.78%, 02/01/28 (d)	57	57
	Shares/Par[1]	Value ($)
JPMorgan Chase Bank NA
3.51%, 01/23/29	115	111
Lincoln National Corp.
3.80%, 03/01/28	21	21
4.35%, 03/01/48	35	34
Morgan Stanley
2.92%, (3M US LIBOR + 1.18%), 01/20/22 (d)	250	253
2.67%, (3M US LIBOR + 0.93%), 07/22/22 (d)	125	126
4.88%, 11/01/22	167	175
4.10%, 05/22/23	138	140
3.88%, 04/29/24	73	74
4.35%, 09/08/26	84	85
3.63%, 01/20/27	60	59
3.59%, 07/22/28 (d)	63	61
3.77%, 01/24/29	197	194
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (d)	131	133
SLM Corp.
5.50%, 01/25/23	73	72
Thames Water Kemble Finance Plc
7.75%, 04/01/19, GBP	83	123
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (g)	88	93
2.10%, 07/26/21	46	44
2.63%, 07/22/22	83	80
4.48%, 01/16/24	54	56
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	229	214
		11,113
Health Care 5.2%
Abbott Laboratories
3.40%, 11/30/23	156	155
4.75%, 11/30/36	90	97
AbbVie Inc.
2.90%, 11/06/22	77	75
Actavis Funding SCS
3.80%, 03/15/25	161	158
4.85%, 06/15/44	13	13
4.75%, 03/15/45	36	35
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (a)	21	20
Celgene Corp.
4.35%, 11/15/47	63	60
Centene Corp.
4.75%, 05/15/22	77	78
4.75%, 01/15/25	101	99
Community Health Systems Inc.
6.25%, 03/31/23	189	174
Express Scripts Holding Co.
3.40%, 03/01/27	117	110
4.80%, 07/15/46	48	49
Gilead Sciences Inc.
4.80%, 04/01/44	46	50
4.50%, 02/01/45	63	65
HCA Holdings Inc.
6.25%, 02/15/21	417	437
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a)	48	48
Hologic Inc.
4.38%, 10/15/25 (a)	100	97
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (a)	33	35
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	125	128
Mylan Inc.
4.55%, 04/15/28 (b) (c)	155	155
Mylan NV
3.95%, 06/15/26	55	53
Prestige Brands Inc.
6.38%, 03/01/24 (a)	13	13
Tenet Healthcare Corp.
4.50%, 04/01/21	176	174
4.38%, 10/01/21	25	25
8.13%, 04/01/22	45	47

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
6.75%, 06/15/23	45	44
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (b) (c)	16	17
5.88%, 05/15/23 (a)	39	34
7.00%, 03/15/24 (a)	49	51
6.13%, 04/15/25 (a)	18	15
5.50%, 03/01/23 - 11/01/25 (a)	208	192
WellCare Health Plans Inc.
5.25%, 04/01/25	148	149
		2,952
Industrials 3.7%
AECOM
5.13%, 03/15/27	114	110
Aircastle Ltd.
6.25%, 12/01/19	46	48
5.00%, 04/01/23	108	111
4.13%, 05/01/24	72	71
Allison Transmission Inc.
5.00%, 10/01/24 (a)	76	75
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	50	54
Bombardier Inc.
8.75%, 12/01/21 (a)	63	69
6.13%, 01/15/23 (a)	82	82
7.50%, 12/01/24 (a)	68	70
CNH Industrial NV
4.50%, 08/15/23	94	96
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (g)	600	594
International Lease Finance Corp.
4.63%, 04/15/21	86	88
Mexico City Airport Trust
5.50%, 07/31/47 (b) (c)	164	150
Multi-Color Corp.
4.88%, 11/01/25 (a)	86	81
Standard Industries Inc.
4.75%, 01/15/28 (a)	250	235
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	70	70
Terex Corp.
5.63%, 02/01/25 (a)	100	100
Waste Pro USA Inc.
5.50%, 02/15/26 (a)	21	21
		2,125
Information Technology 1.9%
Apple Inc.
2.85%, 05/11/24	150	146
Broadcom Corp.
3.88%, 01/15/27	54	53
Microsoft Corp.
3.45%, 08/08/36	156	152
3.70%, 08/08/46	79	78
3.95%, 08/08/56	90	90
NXP BV
4.13%, 06/01/21 (a)	167	169
Oracle Corp.
2.95%, 11/15/24	166	161
3.25%, 11/15/27	49	48
4.00%, 11/15/47	82	81
Radiate Holdco LLC
6.88%, 02/15/23 (a)	83	80
		1,058
Materials 5.1%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	159	161
4.50%, 03/15/28 (a)	408	407
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (a)	249	250
Berry Global Inc.
4.50%, 02/15/26 (a)	159	151
BWAY Holding Co.
7.25%, 04/15/25 (a)	167	171
CF Industries Inc.
3.40%, 12/01/21 (a)	156	155
	Shares/Par[1]	Value ($)
4.50%, 12/01/26 (a)	77	78
Crown Americas LLC
4.50%, 01/15/23	81	80
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	55	55
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	88	88
5.13%, 03/15/23 (a)	72	71
Freeport-McMoRan Inc.
3.88%, 03/15/23	53	51
4.55%, 11/14/24	134	131
5.40%, 11/14/34	278	265
5.45%, 03/15/43	32	29
FXI Holdings Inc.
7.88%, 11/01/24 (a)	156	153
Hexion Inc.
10.38%, 02/01/22 (a)	43	42
Olin Corp.
5.00%, 02/01/30	64	61
PSPC Escrow Corp.
6.00%, 02/01/23, EUR (a)	136	174
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	115	122
Samarco Mineracao SA
0.00%, 11/01/22 (b) (c) (e) (f)	110	81
Teck Resources Ltd.
3.75%, 02/01/23	73	70
Trinseo Materials Operating SCA
5.38%, 09/01/25 (a)	89	88
		2,934
Real Estate 1.2%
Crown Castle International Corp.
2.25%, 09/01/21	57	55
CyrusOne LP
5.00%, 03/15/24	57	57
5.38%, 03/15/27	13	13
Equinix Inc.
2.88%, 10/01/25, EUR	50	59
5.38%, 05/15/27	69	70
Prologis International Funding II
4.88%, 02/15/20 (a)	440	455
		709
Telecommunication Services 4.4%
AT&T Inc.
3.90%, 08/14/27	250	251
5.25%, 03/01/37	169	178
4.90%, 08/14/37	250	252
CB Escrow Corp.
8.00%, 10/15/25 (a)	125	116
Frontier Communications Corp.
11.00%, 09/15/25	48	36
Hughes Satellite Systems Corp.
6.50%, 06/15/19	75	77
Intelsat Jackson Holdings SA
9.75%, 07/15/25 (a)	89	83
Radiate Holdco LLC
6.63%, 02/15/25 (a)	45	42
Sprint Corp.
7.13%, 06/15/24	44	43
Sprint Nextel Corp.
7.00%, 03/01/20 (a)	292	307
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	59	58
Telesat Canada
8.88%, 11/15/24 (a)	107	117
T-Mobile USA Inc.
6.00%, 03/01/23 - 04/15/24	131	136
Verizon Communications Inc.
4.27%, 01/15/36	58	56
Virgin Media Secured Finance Plc
5.13%, 01/15/25, GBP (a)	209	299
5.00%, 04/15/27, GBP (a)	115	159
Wind Tre SpA
2.63%, 01/20/23, EUR (a)	209	232

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
Zayo Group LLC
5.75%, 01/15/27 (a)	67	65
		2,507
Utilities 5.7%
AES Corp.
4.00%, 03/15/21	216	217
5.50%, 04/15/25	254	263
Calpine Corp.
5.75%, 01/15/25	140	128
5.25%, 06/01/26 (a)	100	96
CenterPoint Energy Resources Corp.
3.55%, 04/01/23	125	125
Commonwealth Edison Co.
3.75%, 08/15/47	42	40
Enel SpA
8.75%, 09/24/73 (a) (d)	395	471
Exelon Corp.
5.10%, 06/15/45	67	75
FirstEnergy Corp.
3.90%, 07/15/27	151	148
4.85%, 07/15/47 (i)	53	56
GenOn Americas Generation LLC
0.00%, 10/01/21 - 05/01/31 (e) (f)	746	392
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	41	52
NextEra Energy Partners LP
4.25%, 09/15/24 (a)	69	67
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	115	119
2.95%, 04/01/25	350	339
Pacific Gas & Electric Co.
4.30%, 03/15/45	92	89
Southern Co.
3.25%, 07/01/26	289	274
Southern Water Greensands Financing Plc
8.50%, 04/15/19, GBP	175	263
Wisconsin Energy Corp.
3.55%, 06/15/25	42	42
		3,256
Total Corporate Bonds And Notes (cost $41,515)		41,343
SENIOR LOAN INTERESTS 5.9%
Consumer Discretionary 1.3%
Amaya Holdings BV
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 08/01/21 (d)	74	74
Caesars Entertainment Operating Co.
Term Loan, 4.38%, (3M LIBOR + 2.50%), 04/03/24 (d)	147	147
Charter Communications Operating LLC
Term Loan B, 3.88%, (3M LIBOR + 2.00%), 04/30/25 (d)	50	50
Cowlitz Tribal Gaming Authority
Term Loan, 12.38%, (3M LIBOR + 10.50%), 12/01/21 (d) (k)	158	172
CSC Holdings LLC
1st Lien Term Loan, 4.04%, (3M LIBOR + 2.25%), 07/15/25 (d)	69	69
Golden Nugget Inc.
Incremental Term Loan, 5.04%, (3M LIBOR + 3.25%), 10/04/23 (d)	98	99
PetSmart Inc.
Term Loan B-2, 4.68%, (3M LIBOR + 3.00%), 03/11/22 (d)	43	35
UFC Holdings LLC
1st Lien Term Loan, 5.13%, (3M LIBOR + 3.25%), 07/22/23 (d)	97	98
		744
Consumer Staples 0.3%
JBS USA LLC
Term Loan B, 4.68%, (3M LIBOR + 2.50%), 06/30/24 (d)	196	195
	Shares/Par[1]	Value ($)
Energy 2.0%
California Resources Corp.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.75%), 11/08/22 (d)	101	102
Chesapeake Energy Corp.
Term Loan, 9.44%, (3M LIBOR + 7.50%), 08/16/21 (d)	168	178
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	105	110
Foresight Energy LLC
1st Lien Term Loan, 7.63%, (1M LIBOR + 5.75%), 03/16/22 (d)	122	120
Talen Energy Supply LLC
Term Loan B-1, 5.88%, (3M LIBOR + 4.00%), 07/15/23 (d)	175	172
TEX Operations Co. LLC
Term Loan B, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (d)	122	123
Term Loan C, 4.38%, (3M LIBOR + 2.50%), 08/04/23 (d)	22	22
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (d)	101	101
Ultra Resources Inc.
1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 04/14/24 (d)	201	198
		1,126
Health Care 0.6%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.38%, (3M LIBOR + 3.50%), 08/15/24 (d)	78	73
2nd Lien Term Loan, 9.63%, (3M LIBOR + 7.75%), 08/09/25 (d)	55	50
Change Healthcare Holdings Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 02/02/24 (d)	162	162
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.50%), 03/13/22 (d)	80	81
		366
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20 (k)	165	168
Materials 0.1%
BWAY Holding Co.
Term Loan B, 4.96%, (3M LIBOR + 3.25%), 04/03/24 (d)	74	74
Term Loan B, 7.00%, (3M LIBOR + 3.25%), 04/03/24 (d)	—	—
Telecommunication Services 0.9%
CenturyLink Inc.
Term Loan B, 4.63%, (3M LIBOR + 2.75%), 01/15/25 (d)	224	221
Frontier Communications Corp.
Term Loan B-1, 5.63%, (3M LIBOR + 3.75%), 05/31/24 (d)	123	121
Sprint Communications Inc.
1st Lien Term Loan B, 4.44%, (3M LIBOR + 2.50%), 02/01/24 (d)	162	162
		504
Utilities 0.4%
Calpine Corp.
Term Loan B-8, 3.63%, (3M LIBOR + 1.75%), 12/26/19 (d)	48	48
Dynegy Inc.
Term Loan C-2, 4.60%, (1M LIBOR + 2.75%), 02/07/24 (d)	156	157
		205
Total Senior Loan Interests (cost $3,360)		3,382
GOVERNMENT AND AGENCY OBLIGATIONS 5.8%
Mortgage-Backed Securities 3.1%
Federal Home Loan Mortgage Corp.
4.00%, 11/01/40 - 07/01/46	299	311
3.00%, 08/01/46	34	33

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

	Shares/Par[1]	Value ($)
3.00%, 11/01/46	26	25
Federal National Mortgage Association
3.00%, 08/01/30 - 04/01/31	106	106
TBA, 3.50%, 04/15/33 (l)	43	44
3.00%, 05/01/43 - 04/01/46	296	291
4.50%, 12/01/43 - 08/01/44	134	142
3.50%, 11/01/45 - 12/01/45	264	267
4.00%, 10/01/44 - 08/01/47	115	118
Government National Mortgage Association
3.50%, 04/20/46	14	14
3.50%, 08/20/46 - 09/20/46	415	420
		1,771
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	130	142
Sovereign 0.9%
Mexico Government International Bond
3.75%, 01/11/28	545	526
U.S. Treasury Securities 1.5%
U.S. Treasury Bond
2.50%, 02/15/46	335	304
U.S. Treasury Note
1.63%, 05/31/23	600	572
		876
Total Government And Agency Obligations (cost $3,385)		3,315
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (e) (k) (m)	2,309	—
Quicksilver Resources Inc. Escrow (e) (k) (m)	291	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.7%
Energy 0.7%
Chaparral Energy Inc. (a) (e)	—	2
Chaparral Energy Inc. - Class A (e)	15	271
Chaparral Energy Inc. - Class B (e) (n)	3	56
Ocean Rig UDW Inc. (e)	2	50
Total Common Stocks (cost $378)		379
INVESTMENT COMPANIES 0.3%
SPDR Barclays High Yield Bond ETF	4	154
Total Investment Companies (cost $144)		154
Total Investments 91.9% (cost $52,794)		52,539
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net 8.1%		4,628
Total Net Assets 100.0%		57,148

(a) The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. As of March 31, 2018, the value and the percentage of net assets of these liquid securities was $18,826 and 32.9%, respectively.

(b) The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the JNL Strategic Income Fund LLC's Board of Managers.

(c) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Non-income producing security.

(f) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Convertible security.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2018, the total payable for investments purchased on a delayed delivery basis was $44.

(m) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Strategic Income Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIG SunAmerica Global Financing X, 6.90%, 03/15/32	12/05/12	191	194	0.3
Boyne USA Inc., 7.25%, 05/01/25	03/28/18	250	256	0.5
CBS Radio Inc., 7.25%, 11/01/24	10/10/16	72	73	0.1
CCG Receivables Trust, Series 2018-A2-1, 2.50%, 02/14/21	02/06/18	270	269	0.5
CCO Holdings LLC, 5.88%, 05/01/27	04/16/15	125	124	0.2
CSMC Trust, Series 2017-A3-HL2, 3.50%, 10/25/47	10/27/17	136	133	0.2
Diamond 1 Finance Corp., 8.35%, 07/15/46	05/18/16	247	240	0.4
Extraction Oil & Gas Inc., 7.38%, 05/15/24	07/19/17	77	80	0.1
GreatAmerica Leasing Receivables Funding LLC, Series 2018-A3-1, 2.60%, 06/15/21	02/06/18	125	124	0.2
High Ridge Brands Co., 8.88%, 03/15/25	03/20/17	46	41	0.1
Mexico City Airport Trust, 5.50%, 07/31/47	09/14/17	161	150	0.3
Mylan Inc., 4.55%, 04/15/28	03/29/18	155	155	0.3
Samarco Mineracao SA, 0.00%, 11/01/22	12/05/12	110	81	0.2
Sirius XM Radio Inc., 6.00%, 07/15/24	05/02/14	153	158	0.3
Valeant Pharmaceuticals International Inc., 6.50%, 03/15/22	03/10/17	16	17	—
		2,134	2,095	3.7

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	7	June 2018	1,011	4	15
U.S. Treasury Note, 10-Year	(83)	June 2018	(9,954)	(21)	(101)
U.S. Treasury Note, 2-Year	(6)	June 2018	(1,275)	—	(1)
Ultra 10-Year U.S. Treasury Note	19	June 2018	2,435	7	32
Ultra Long Term U.S. Treasury Bond	(8)	June 2018	(1,242)	(9)	(41)
				(19)	(96)

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currencies:

EUR - European Currency Unit (Euro)
GBP - British Pound USD - United States Dollar

Abbreviations:

“-“ Amount rounds to less than one thousand or 0.05%.
ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SPDR - Standard & Poor’s Depositary Receipt US - United States

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Short Term Investments in Affiliates

The Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to Funds advised by JNAM and their affiliates, and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended March 31, 2018. The following table details the investment held during the period ended March 31, 2018.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Strategic Income Fund	235	11,016	11,251	2	—	—

Security Valuation. Under the JNL Strategic Income Fund LLC (“JNL Strategic Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers (“Board” or “Managers”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Company and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. Futures contracts traded on an exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter ("OTC") market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

JNL Strategic Income Fund LLC (Unaudited)

Schedules of Investments (in thousands)

March 31, 2018

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of March 31, 2018 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
JNL/PPM America Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	3,966	—	—	3,966
Corporate Bonds And Notes	—	41,343	—	—	41,343
Senior Loan Interests	—	3,042	340	—	3,382
Government And Agency Obligations	—	3,315	—	—	3,315
Other Equity Interests	—	—	—	—	—
Common Stocks	323	56	—	—	379
Investment Companies	154	—	—	—	154
	477	51,722	340	—	52,539
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	47	—	—	—	47
	47	—	—	—	47
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(143)	—	—	—	(143)
	(143)	—	—	—	(143)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Investments in Other Financial Instruments are reflected at the unrealized appreciation/(depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the period. There were no Level 3 valuations for which significant unobservable valuation inputs were developed at March 31, 2018.

For additional information on the Fund's policies regarding valuation of investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 29, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 29, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.